Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

a.	Composition:

	December 31,
	2018	2017
Cost:

Installed products	9,584	9,771
Computers and electronic equipment	7,549	7,353
Office furniture and equipment	1,692	1,397
Motor vehicles	207	349
Network installation	3,840	4,211
Leasehold improvements	940	778

	23,812	23,859

Accumulated depreciation:

Installed products	7,017	7,061
Computers and electronic equipment	4,849	4,768
Office furniture and equipment	1,522	1,290
Motor vehicles	156	237
Network installation	3,829	4,193
Leasehold improvements	524	462

	17,897	18,011

Depreciated cost	5,915	5,848

b.	Depreciation expenses for the years ended December 31, 2018, 2017 and 2016 were $2,115, $2,461 and $2,133, respectively.

c.	No Impairment losses recorded for the years ended December 31, 2018, 2017 and 2016.